THE LARGE-CAP VALUE EQUITY PORTFOLIO
The Large-Cap Value Equity Portfolio
Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns THE LARGE-CAP VALUE EQUITY PORTFOLIO	1 year	5 years	10 years
DPT CLASS	10.46%	(0.24%)	4.39%
DPT CLASS After Taxes on Distributions	10.09%	(0.90%)	3.86%
DPT CLASS After Taxes on Distributions and Sales	7.27%	(0.26%)	3.73%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

DELAWARE POOLED® TRUST

The Large-Cap Value Equity Portfolio

Supplement to the Portfolio’s Statutory Prospectus dated February 28, 2012 (the “Prospectus”)

The following replaces the average annual total return table found in the Prospectus under “How has The Large-Cap Value Equity Portfolio performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	5 years	10 years
Return before taxes	10.46%	-0.24%	4.39%
Return after taxes on distributions	10.09%	-0.90%	3.86%
Return after taxes on distributions and sale of Portfolio shares	7.27%	-0.26%	3.73%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.